Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$484,790.70

Principal:
Principal Collections	$7,679,786.95
Prepayments in Full	$2,841,258.80
Liquidation Proceeds	$78,784.48
Recoveries	$35,571.05
Sub Total	$10,635,401.28
Collections	$11,120,191.98

Purchase Amounts:
Purchase Amounts Related to Principal	$356,895.63
Purchase Amounts Related to Interest	$1,652.18
Sub Total	$358,547.81

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,478,739.79

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	44
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$11,478,739.79
Servicing Fee	$108,786.15	$108,786.15	$0.00	$0.00	$11,369,953.64
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,369,953.64
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$11,369,953.64
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,369,953.64
Interest - Class A-4 Notes	$23,276.54	$23,276.54	$0.00	$0.00	$11,346,677.10
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,346,677.10
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$11,308,851.68
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,308,851.68
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$11,279,033.68
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,279,033.68
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$11,238,253.18
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,238,253.18
Regular Principal Payment	$10,755,821.52	$10,755,821.52	$0.00	$0.00	$482,431.66
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$482,431.66
Residual Released to Depositor	$0.00	$482,431.66	$0.00	$0.00	$0.00
Total		$11,478,739.79

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$10,755,821.52
Total					$10,755,821.52
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$10,755,821.52	$100.66	$23,276.54	$0.22	$10,779,098.06	$100.88
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$10,755,821.52	$8.01	$131,700.46	$0.10	$10,887,521.98	$8.11

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$35,810,058.13	0.3351433	$25,054,236.61	0.2344805
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$127,900,058.13	0.0953027	$117,144,236.61	0.0872882

Pool Information
Weighted Average APR	4.381%	4.401%
Weighted Average Remaining Term	20.15	19.39
Number of Receivables Outstanding	16,588	15,889
Pool Balance	$130,543,379.80	$119,493,954.48
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$127,900,058.13	$117,144,236.61
Pool Factor	0.0964554	0.0882912

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$6,767,032.91
Yield Supplement Overcollateralization Amount	$2,349,717.87
Targeted Overcollateralization Amount	$2,349,717.87
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$2,349,717.87

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	44
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		66	$92,699.46
(Recoveries)		111	$35,571.05
Net Loss for Current Collection Period			$57,128.41
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5251%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.4610%
Second Preceding Collection Period			(0.1083)%
Preceding Collection Period			1.5162%
Current Collection Period			0.5484%
Four Month Average (Current and Preceding Three Collection Periods)			0.6043%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,695	$9,035,260.32
(Cumulative Recoveries)			$1,619,769.81
Cumulative Net Loss for All Collection Periods			$7,415,490.51
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5479%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,924.44
Average Net Loss for Receivables that have experienced a Realized Loss			$1,579.44

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.81%	295	$3,356,358.07
61-90 Days Delinquent	0.36%	37	$431,554.39
91-120 Days Delinquent	0.06%	7	$75,068.93
Over 120 Days Delinquent	0.60%	54	$720,511.06
Total Delinquent Receivables	3.84%	393	$4,583,492.45

Repossession Inventory:
Repossessed in the Current Collection Period		5	$84,816.95
Total Repossessed Inventory		13	$196,489.46

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5527%
Preceding Collection Period			0.5546%
Current Collection Period			0.6168%
Three Month Average			0.5747%

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	44

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer